Quarterly Holdings Report
for
Fidelity® SAI Tax-Free Bond Fund
April 30, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
STF-NPRT1-0623
1.9887624.104
Municipal Bonds - 92.1%
	Principal Amount (a)	Value ($)
Alabama - 1.3%
Black Belt Energy Gas District Bonds Series 2022 E, 5%, tender 6/1/28 (b)	10,000,000	10,492,631
Homewood Edl. Bldg. Auth. Rev. Series 2019 A:
4% 12/1/36	960,000	962,202
4% 12/1/38	1,595,000	1,568,902
4% 12/1/41	1,260,000	1,202,935
4% 12/1/44	1,125,000	1,042,989
4% 12/1/49	1,355,000	1,217,855
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2021 A, 3% 2/1/46	4,230,000	3,033,724
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (b)	7,960,000	7,958,920
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2008, 2.9%, tender 12/12/23 (b)	3,745,000	3,724,215
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/25	1,310,000	1,310,130
5% 3/1/36	1,310,000	1,252,303
TOTAL ALABAMA		33,766,806
Alaska - 0.2%
Alaska Hsg. Fin. Corp. Series 2021 A:
4% 6/1/30	1,030,000	1,104,514
5% 6/1/27	700,000	757,601
5% 12/1/27	935,000	1,022,443
5% 6/1/28	1,230,000	1,357,216
Alaska Hsg. Fin. Corp. Mtg. Rev. Series 2022 A, 3% 6/1/51	670,000	648,160
Alaska Int'l. Arpts. Revs. Series 2016 A, 5% 10/1/26	1,325,000	1,386,859
TOTAL ALASKA		6,276,793
Arizona - 1.3%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/39	620,000	631,477
Arizona State Univ. Revs. Series 2021 C, 5% 7/1/40	1,445,000	1,615,106
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2005, 2.4%, tender 8/14/23 (b)	250,000	248,680
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	560,000	592,307
Bonds Series 2019 B, 5%, tender 9/1/24 (b)	610,000	621,602
Maricopa County Indl. Dev. Auth. Sr. Living Facilities:
(Christian Care Mesa II, Inc.) Series 2014 A, 4.5% 1/1/39 (Pre-Refunded to 1/1/24 @ 100)	420,000	423,251
Series 2016:
5.75% 1/1/36 (c)	910,000	716,277
6% 1/1/48 (c)	1,250,000	872,335
Maricopa County Rev.:
Series 2017 D, 3% 1/1/48	3,090,000	2,366,963
Series 2019 E, 3% 1/1/49	1,835,000	1,394,453
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 5% 7/1/36	2,150,000	2,334,108
Mesa Util. Sys. Rev. Series 2021, 4% 7/1/35	3,665,000	3,836,287
Phoenix Civic Impt. Board Arpt. Rev. Series 2019 A, 5% 7/1/44	1,590,000	1,692,187
Phoenix Civic Impt. Corp. Series 2019 A:
4% 7/1/45	5,000,000	4,742,431
5% 7/1/32	810,000	897,607
5% 7/1/39	470,000	502,566
5% 7/1/45	2,400,000	2,531,449
Phoenix IDA Student Hsg. Rev. (Downtown Phoenix Student Hsg. II LLC Arizona State Univ. Proj.) Series 2019 A, 5% 7/1/59	1,000,000	972,239
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007, 5% 12/1/37	5,415,000	5,611,709
Tempe Indl. Dev. Auth. Rev. (Friendship Village of Tempe Proj.) Series 2021 A, 4% 12/1/46	2,020,000	1,443,537
TOTAL ARIZONA		34,046,571
California - 5.2%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds Series 2021 A, 2%, tender 4/1/28 (b)	1,635,000	1,513,731
California Edl. Facilities Auth. Rev. Series 2018 A, 5% 10/1/42	1,255,000	1,319,767
California Gen. Oblig.:
Series 2021:
5% 12/1/35	3,630,000	4,189,635
5% 12/1/36	3,600,000	4,113,813
Series 2022, 5% 4/1/42	12,055,000	12,919,882
Series 2023, 5% 10/1/39	490,000	565,744
California Hsg. Fin. Agcy. Series 2021 1, 3.5% 11/20/35	4,449,097	4,212,769
California Muni. Fin. Auth. Rev. Series 2017 A:
5% 7/1/42	935,000	957,804
5.25% 11/1/36	480,000	485,659
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/34	2,465,000	2,610,133
5% 5/15/39	1,100,000	1,134,824
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 B, 2.95%, tender 5/1/23 (b)(c)	2,200,000	2,200,000
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A, 5% 7/1/27 (c)	100,000	96,971
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (c)	100,000	96,085
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2022 C:
5% 8/1/30	520,000	607,769
5% 8/1/33	965,000	1,142,248
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% 2/1/45 (d)	750,000	450,000
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2017 A1, 5% 6/1/28 (Pre-Refunded to 6/1/27 @ 100)	935,000	1,027,451
Long Beach Arpt. Rev.:
Series 2022 A:
5% 6/1/33	470,000	570,436
5% 6/1/34	375,000	451,444
5% 6/1/35	280,000	333,567
5% 6/1/36	750,000	883,647
5% 6/1/37	655,000	764,254
5% 6/1/38	935,000	1,081,584
5% 6/1/39	470,000	538,977
Series 2022 B:
5% 6/1/33	420,000	509,751
5% 6/1/34	375,000	451,444
5% 6/1/35	280,000	333,567
5% 6/1/36	280,000	329,895
5% 6/1/37	470,000	548,396
5% 6/1/38	280,000	323,897
5% 6/1/39	530,000	607,782
Los Angeles Dept. Arpt. Rev. Series B, 5% 5/15/45	8,425,000	9,298,539
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2021 C, 5% 7/1/40	3,695,000	4,160,906
Series 2022 C:
5% 7/1/38	2,350,000	2,705,508
5% 7/1/39	2,100,000	2,397,549
5% 7/1/40	10,400,000	11,781,075
5% 7/1/41	5,000,000	5,640,634
Middle Fork Proj. Fin. Auth. Series 2020:
5% 4/1/24	2,570,000	2,593,636
5% 4/1/25	2,700,000	2,763,931
5% 4/1/26	1,900,000	1,974,200
Mount Diablo Unified School District Series 2022 B:
4% 8/1/31	785,000	868,441
4% 8/1/32	1,105,000	1,214,155
Sacramento City Unified School District Series 2022 A:
5% 8/1/35	1,000,000	1,142,377
5% 8/1/39	2,090,000	2,327,176
5% 8/1/40	3,000,000	3,324,175
San Diego Assoc. of Governments (Mid-Coast Corridor Transit Proj.) Series 2019 A:
5% 11/15/25	1,870,000	1,928,906
5% 11/15/26	1,870,000	1,976,893
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2019 A, 5% 7/1/49	2,665,000	2,830,905
San Diego County Wtr. Auth. Fing. Agcy. Wtr. Rev. Series 2022 A:
5% 5/1/47	2,050,000	2,291,605
5% 5/1/52	3,480,000	3,860,933
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 B, 5% 5/1/49	435,000	461,450
Series 2022 B, 5% 5/1/52	6,820,000	7,397,085
Univ. of California Revs.:
Series 2023 BM, 5% 5/15/36	670,000	809,154
Series 2023 BN, 5% 5/15/25	10,895,000	11,408,971
Washington Township Health Care District Rev.:
Series 2017 A, 5% 7/1/35	750,000	774,068
Series 2017 B:
5% 7/1/29	455,000	475,365
5% 7/1/30	910,000	950,795
TOTAL CALIFORNIA		134,731,358
Colorado - 2.7%
Colorado Health Facilities Auth. Rev. Bonds:
Bonds:
Series 2018 B, 5%, tender 11/20/25 (b)	935,000	977,069
Series 2019 B, 5%, tender 8/1/26 (b)	705,000	732,426
Series 2022 C, 5%, tender 8/15/28 (b)	2,425,000	2,672,977
Series 2018 A, 4% 11/15/48	900,000	842,858
Series 2019 A:
4% 11/1/39	845,000	795,424
5% 11/1/26	1,400,000	1,491,856
5% 11/15/39	1,170,000	1,278,130
Series 2019 A1, 4% 8/1/44	13,820,000	12,990,271
Series 2019 A2:
3.25% 8/1/49	2,195,000	1,593,259
4% 8/1/49	3,360,000	3,042,649
Series 2019 B, 4% 1/1/40	1,560,000	1,562,654
Series 2020 A, 4% 9/1/50	805,000	678,883
Series 2022 A, 5% 5/15/47	6,000,000	6,472,822
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	265,000	266,192
Series 2019 H, 4.25% 11/1/49	155,000	155,786
Series 2022 F, 5.25% 11/1/52	1,805,000	1,893,209
Colorado Reg'l. Trans. District Sales Tax Rev. (Fastracks Proj.) Series 2021 B, 5% 11/1/28	3,535,000	3,987,071
Colorado State Bldg. Excellent Schools Today Ctfs. of Prtn. Series 2018 N:
5% 3/15/37	1,870,000	2,013,950
5% 3/15/38	1,870,000	1,997,674
Denver City & County Board Wtr. Rev. Series 2020 A:
5% 9/15/45	5,070,000	5,581,499
5% 9/15/46	7,770,000	8,538,507
Univ. of Colorado Enterprise Sys. Rev. Bonds:
Series 2019 C, 2%, tender 10/15/24 (b)	6,295,000	6,129,904
Series 2021 C3A, 2%, tender 10/15/25 (b)	830,000	803,368
Series 2021 C3B, 2%, tender 10/15/26 (b)	700,000	671,969
Vauxmont Metropolitan District:
Series 2019, 5% 12/15/26 (Assured Guaranty Muni. Corp. Insured)	126,000	133,584
Series 2020, 5% 12/1/50 (Assured Guaranty Muni. Corp. Insured)	1,404,000	1,477,471
TOTAL COLORADO		68,781,462
Connecticut - 3.4%
Bridgeport Gen. Oblig. Series 2019 A, 5% 2/1/25 (Build America Mutual Assurance Insured)	625,000	645,605
Connecticut Gen. Oblig.:
Series 2015 B, 5% 6/15/32	250,000	260,448
Series 2016 B:
5% 5/15/25	935,000	975,511
5% 5/15/26	510,000	543,533
Series 2017 A, 5% 4/15/33	230,000	248,941
Series 2018 A, 5% 4/15/38	935,000	1,008,691
Series 2019 A, 5% 4/15/26	615,000	654,166
Series 2020 A:
4% 1/15/34	2,105,000	2,248,155
5% 1/15/40	1,870,000	2,054,960
Series 2021 A:
3% 1/15/39	785,000	694,896
3% 1/15/40	950,000	824,251
Series 2022 B, 4% 1/15/37	9,400,000	9,752,606
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/42	3,120,000	3,234,573
Bonds:
Series 2017 C2, 2.8%, tender 2/3/26 (b)	8,750,000	8,667,236
Series 2020 B:
5%, tender 1/1/25 (b)	2,250,000	2,311,322
5%, tender 1/1/27 (b)	1,665,000	1,763,157
Series 2019 A:
4% 7/1/49	1,635,000	1,407,420
5% 7/1/26	5,455,000	5,637,920
5% 7/1/27 (c)	555,000	547,137
5% 7/1/34 (c)	685,000	666,753
Series 2019 Q-1:
5% 11/1/24	430,000	442,305
5% 11/1/26	470,000	505,530
Series 2020 K:
4% 7/1/45	2,680,000	2,544,405
5% 7/1/40	985,000	1,050,837
Series 2021 G:
4% 3/1/46	865,000	839,660
4% 3/1/51	1,390,000	1,316,216
Series 2021 S, 4% 6/1/51	855,000	776,556
Series 2022 M:
4% 7/1/39	1,040,000	1,018,070
4% 7/1/40	1,075,000	1,041,171
4% 7/1/52	5,490,000	5,012,169
5% 7/1/32	1,485,000	1,673,098
Series A, 5% 7/1/26	935,000	953,907
Series K1:
5% 7/1/32	985,000	1,006,931
5% 7/1/33	765,000	781,533
5% 7/1/35	1,030,000	1,044,365
Series K3, 5% 7/1/43	330,000	319,403
Series R:
4% 7/1/36	935,000	941,475
5% 6/1/32	515,000	584,506
5% 6/1/33	350,000	395,532
5% 6/1/34	540,000	608,095
5% 6/1/35	815,000	908,425
Connecticut Hsg. Fin. Auth. Series 2021 B1, 3% 11/15/49	1,370,000	1,328,011
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2020 A, 5% 5/1/40	8,000,000	8,822,572
Series A, 5% 9/1/33	4,680,000	4,805,116
Stratford Gen. Oblig. Series 2019, 5% 1/1/28	3,640,000	3,911,274
Univ. of Connecticut Gen. Oblig. Series 2019 A, 5% 11/1/25	465,000	490,459
TOTAL CONNECTICUT		87,268,902
District Of Columbia - 1.6%
District of Columbia Gen. Oblig.:
Series 2017 D, 5% 6/1/42	470,000	497,648
Series 2023 A:
5% 1/1/40	1,120,000	1,286,402
5% 1/1/41	6,860,000	7,831,458
District of Columbia Rev. Series 2018:
5% 10/1/23	330,000	332,118
5% 10/1/25	465,000	482,530
5% 10/1/26	775,000	817,955
5% 10/1/27	845,000	908,475
5% 10/1/43	2,880,000	2,972,176
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Bonds Series 2019 C, 1.75%, tender 10/1/24 (b)	3,020,000	2,927,633
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail and Cap. Impt. Projs.):
Series 2019 A:
5% 10/1/38	1,405,000	1,494,296
5% 10/1/44	7,485,000	7,876,025
Series 2019 B:
3% 10/1/50 (Assured Guaranty Muni. Corp. Insured)	6,425,000	4,763,755
5% 10/1/47	7,020,000	7,343,047
Series 2009 B, 0% 10/1/32 (Assured Guaranty Corp. Insured)	1,665,000	1,201,595
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2019 B, 5% 10/1/25	1,500,000	1,578,637
TOTAL DISTRICT OF COLUMBIA		42,313,750
Florida - 3.3%
Atlantic Beach Health Care Facilities Series A, 5% 11/15/43	790,000	696,569
Broward County School Board Ctfs. of Prtn.:
Series 2016, 5% 7/1/26	1,375,000	1,466,270
Series 2022 A, 5% 7/1/25	1,550,000	1,616,514
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/30	750,000	787,371
Central Florida Expressway Auth. Sr. Lien Rev.:
Orlando & Orange County Expressway Auth. Rev. Series 2017, 5% 7/1/39	1,870,000	1,980,670
Series 2021:
4% 7/1/38 (Assured Guaranty Muni. Corp. Insured)	1,065,000	1,092,704
4% 7/1/39 (Assured Guaranty Muni. Corp. Insured)	930,000	946,253
5% 7/1/32 (Assured Guaranty Muni. Corp. Insured)	2,810,000	3,318,839
5% 7/1/33 (Assured Guaranty Muni. Corp. Insured)	2,490,000	2,926,010
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A:
3% 8/15/50 (Assured Guaranty Muni. Corp. Insured)	1,805,000	1,309,914
4% 8/15/45	765,000	682,918
Florida Higher Edl. Facilities Fing. Auth.:
(St. Leo Univ. Proj.) Series 2019:
5% 3/1/24	235,000	235,514
5% 3/1/25	625,000	626,148
Series 2019, 5% 10/1/23	235,000	235,735
Florida Hsg. Fin. Corp. Rev. Series 2019 1, 4% 7/1/50	6,460,000	6,449,773
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/29	2,315,000	2,377,618
5% 10/1/35	935,000	954,142
Hillsborough County Aviation Auth. Rev. Series 2018 F:
5% 10/1/37	1,415,000	1,542,737
5% 10/1/43	1,870,000	1,987,307
Hillsborough County School Board Ctfs. of Prtn. Series 2020 A, 5% 7/1/27	4,680,000	5,056,514
Jacksonville Spl. Rev. Series 2022 A:
5% 10/1/23	205,000	206,426
5% 10/1/24	465,000	477,277
5% 10/1/25	360,000	377,668
5% 10/1/26	255,000	273,654
5% 10/1/27	205,000	225,095
5% 10/1/28	405,000	454,414
5% 10/1/29	350,000	401,439
5% 10/1/30	330,000	384,191
5% 10/1/32	305,000	365,628
Lee County School Board Ctfs. Series 2019 A:
5% 8/1/27	3,750,000	4,061,501
5% 8/1/28	1,890,000	2,079,779
Lee Memorial Health Sys. Hosp. Rev. Series 2019 A1:
5% 4/1/26	935,000	982,624
5% 4/1/44	3,030,000	3,157,442
Manatee County School District Series 2017, 5% 10/1/28 (Assured Guaranty Muni. Corp. Insured)	2,340,000	2,532,148
Miami-Dade County Aviation Rev. Series 2020 A, 4% 10/1/37	1,870,000	1,897,352
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 B, 5% 5/1/28	1,605,000	1,656,017
Miami-Dade County School District Series 2015, 5% 3/15/26	1,445,000	1,497,692
Miami-Dade County Wtr. & Swr. Rev. Series 2019 B, 4% 10/1/49	3,745,000	3,626,748
Orange County Health Facilities Auth. Series 2022, 4% 10/1/52	1,365,000	1,265,387
Orange County School Board Ctfs. of Prtn. Series 2015 D, 5% 8/1/30 (Pre-Refunded to 8/1/25 @ 100)	820,000	858,545
Palm Beach County Health Facilities Auth. Hosp. Rev. (Jupiter Med. Ctr. Proj.) Series 2022, 5% 11/1/52	2,850,000	2,867,781
Pasco County Tax Alloc Series 2023 A:
5.25% 9/1/36 (Assured Guaranty Muni. Corp. Insured)	500,000	567,846
5.5% 9/1/40 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,129,559
5.5% 9/1/41 (Assured Guaranty Muni. Corp. Insured)	500,000	562,261
Pasco County School Board Ctfs. of Prtn. Series 2018 A, 5% 8/1/35 (Build America Mutual Assurance Insured)	1,870,000	2,071,901
Pinellas County Hsg. Fin. Auth. Bonds Series 2021 B, 0.65%, tender 7/1/24 (b)	1,165,000	1,113,028
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017, 5% 8/15/28	1,450,000	1,556,177
St. Johns County School Board (School Board of St. Johns County, Florida Master Lease Prog.) Series 2019 A:
5% 7/1/24	750,000	765,870
5% 7/1/25	1,360,000	1,418,070
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/55	955,000	951,846
Series 2015 A, 5% 12/1/40	1,570,000	1,577,320
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.):
Series 2016 B, 5% 7/1/37	900,000	922,053
Series 2020 B:
4% 7/1/45	2,810,000	2,667,828
5% 7/1/40	655,000	679,704
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A:
0% 9/1/38	935,000	487,514
0% 9/1/39	795,000	389,916
0% 9/1/40	935,000	429,467
0% 9/1/41	935,000	402,749
0% 9/1/42	935,000	376,482
0% 9/1/45	1,730,000	572,015
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	230,000	241,774
5% 10/15/49	425,000	444,409
TOTAL FLORIDA		85,266,117
Georgia - 4.6%
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/36	935,000	1,035,743
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Transmission Corp. Proj.) Series 2012, 2.75% 1/1/52 (b)	2,230,000	1,486,343
Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994:
2.15%, tender 6/13/24 (b)	5,950,000	5,815,662
2.25%, tender 5/25/23 (b)	1,720,000	1,717,923
Series 2013 1st, 2.925%, tender 3/12/24 (b)	2,170,000	2,145,067
Coweta County Dev. Auth. Rev. (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5% 7/1/44	4,680,000	4,873,734
Fayette County Hosp. Auth. Rev. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/24 (b)	750,000	756,566
Fulton County Dev. Auth. Rev.:
Series 2019 C, 5% 7/1/28	1,265,000	1,414,269
Series 2019, 4% 6/15/49	180,000	175,014
Gainesville & Hall County Hosp. Auth. Rev. Series 2020 A, 3% 2/15/47	6,980,000	5,248,187
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2019 A:
4% 1/1/49	1,735,000	1,632,708
5% 1/1/26	1,145,000	1,196,203
5% 1/1/30	385,000	422,835
5% 1/1/39	1,135,000	1,190,174
5% 1/1/44	1,490,000	1,535,885
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/36	1,385,000	1,394,169
4% 7/1/43	1,445,000	1,377,545
Main Street Natural Gas, Inc. Bonds:
Series 2019 B, 4%, tender 12/2/24 (b)	2,470,000	2,482,169
Series 2021 A, 4%, tender 9/1/27 (b)	37,435,000	37,600,549
Series 2022 B, 5%, tender 6/1/29 (b)	5,210,000	5,466,511
Series 2022 E, 4%, tender 12/1/29 (b)	12,405,000	12,350,036
Series 2023 A, 5%, tender 6/1/30 (b)	14,040,000	14,805,977
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	1,040,000	994,777
Paulding County Hosp. Auth. Rev. Series 2022 A:
5% 4/1/26	200,000	210,301
5% 4/1/27	165,000	176,681
5% 4/1/28	375,000	408,434
5% 4/1/29	325,000	359,593
5% 4/1/30	235,000	263,153
5% 4/1/31	280,000	316,754
5% 4/1/32	185,000	211,778
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art & Design Projs.) Series 2021:
4% 4/1/38	815,000	842,746
5% 4/1/27	375,000	402,265
5% 4/1/31	560,000	641,963
5% 4/1/36	450,000	499,109
Series 2020 B:
4% 9/1/38	2,810,000	2,893,269
4% 9/1/39	1,370,000	1,395,557
5% 9/1/31	1,295,000	1,508,741
Series A:
5% 6/1/23	395,000	395,464
5% 6/1/24	650,000	660,885
TOTAL GEORGIA		118,304,739
Hawaii - 0.2%
Hawaii Gen. Oblig.:
Series 2020 C, 4% 7/1/40	870,000	869,541
Series FG, 5% 10/1/27	935,000	1,005,295
Honolulu City & County Gen. Oblig.:
Series 2018 A, 5% 9/1/41	1,870,000	2,022,446
Series 2019 A, 5% 9/1/24	715,000	733,670
Honolulu City and County Wastewtr. Sys. Series 2015 A, 5% 7/1/40 (Pre-Refunded to 7/1/25 @ 100)	830,000	866,505
TOTAL HAWAII		5,497,457
Idaho - 0.2%
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
Series 2019 A, 4% 1/1/50	75,000	74,927
Series 2021 A:
5% 7/15/29	2,810,000	3,175,790
5% 7/15/30	935,000	1,073,959
5% 7/15/31	600,000	700,044
5% 7/15/32	1,170,000	1,363,847
TOTAL IDAHO		6,388,567
Illinois - 12.2%
Champaign County Cmnty. Unit:
Series 2019:
4% 6/1/26	95,000	97,914
4% 6/1/27	775,000	807,844
4% 6/1/28	585,000	615,774
4% 6/1/29	1,450,000	1,543,153
4% 6/1/30	935,000	994,137
4% 6/1/31	1,170,000	1,241,276
4% 6/1/34	935,000	984,802
4% 6/1/35	1,205,000	1,261,710
4% 6/1/36	1,475,000	1,529,281
Series 2020 A:
5% 1/1/29	630,000	697,860
5% 1/1/30	585,000	646,427
5% 1/1/31	795,000	876,621
5% 1/1/33	1,545,000	1,697,585
Chicago Board of Ed.:
Series 2012 A, 5% 12/1/42	50,000	49,689
Series 2015 C:
5.25% 12/1/35	1,870,000	1,891,015
5.25% 12/1/39	40,000	40,212
Series 2016 A, 7% 12/1/44	2,995,000	3,156,576
Series 2017 C, 5% 12/1/25	290,000	297,822
Series 2017 D, 5% 12/1/31	865,000	895,395
Series 2017 H, 5% 12/1/36	650,000	659,526
Series 2018 A, 5% 12/1/27	185,000	193,199
Series 2018 C:
5% 12/1/24	100,000	101,459
5% 12/1/25	505,000	518,621
5% 12/1/27	505,000	527,382
5% 12/1/46	4,695,000	4,643,516
Series 2019 A:
5% 12/1/23	2,010,000	2,021,861
5% 12/1/28	240,000	252,319
5% 12/1/29	750,000	789,972
5% 12/1/30	575,000	602,819
5% 12/1/31	600,000	627,328
Series 2021 A, 5% 12/1/38	1,200,000	1,221,666
Series 2021 B, 5% 12/1/31	1,250,000	1,310,171
Series 2022 A, 5% 12/1/47	2,085,000	2,070,327
Series 2022 B:
4% 12/1/35	1,760,000	1,657,156
4% 12/1/36	2,915,000	2,725,795
Chicago Gen. Oblig.:
Series 2003 B, 5.5% 1/1/30	1,685,000	1,727,961
Series 2019 A:
5% 1/1/28	1,250,000	1,323,357
5% 1/1/40	2,200,000	2,243,164
Series 2020 A:
5% 1/1/26	1,955,000	2,024,845
5% 1/1/27	1,425,000	1,492,839
5% 1/1/30	1,860,000	2,005,649
5% 1/1/32	1,215,000	1,303,635
Series 2021 A:
5% 1/1/31	1,400,000	1,518,474
5% 1/1/32	4,485,000	4,849,239
5% 1/1/34	795,000	855,636
Series 2021 B:
4% 1/1/32	1,193,000	1,188,501
4% 1/1/38	2,890,000	2,684,992
Chicago Midway Arpt. Rev. Series 2013 B, 5% 1/1/25	580,000	580,805
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2015 B, 5% 1/1/32	935,000	963,501
Series 2018 B:
4% 1/1/44	1,990,000	1,935,567
5% 1/1/36	2,105,000	2,303,582
5% 1/1/37	3,040,000	3,298,314
5% 1/1/48	9,830,000	10,289,261
5% 1/1/53	360,000	375,277
Series 2020 A:
4% 1/1/37	3,105,000	3,177,877
4% 1/1/38	655,000	662,108
Series 2022 D:
5% 1/1/36	2,000,000	2,275,853
5% 1/1/37	2,400,000	2,697,462
Cook County Cmnty. Consolidated School District No. 59 Series 2020:
4% 3/1/24	840,000	845,939
5% 3/1/25	795,000	825,819
5% 3/1/26	1,155,000	1,228,897
5% 3/1/27	1,165,000	1,270,427
5% 3/1/28	1,265,000	1,412,941
Cook County Gen. Oblig.:
Series 2021 A:
5% 11/15/31	3,415,000	3,894,340
5% 11/15/32	2,245,000	2,554,368
5% 11/15/33	2,200,000	2,489,328
Series 2021 B:
4% 11/15/25	580,000	592,817
4% 11/15/26	295,000	305,588
4% 11/15/27	300,000	313,601
4% 11/15/28	150,000	157,966
Series 2022 A, 5% 11/15/29	940,000	1,056,479
Cook County Sales Tax Rev. Series 2022 A, 5% 11/15/42	10,000,000	10,678,500
DuPage & Cook Counties Cmnty. Unit School District #205 Series 2022, 4% 9/15/42	7,900,000	7,919,492
Illinois Fin. Auth.:
(Bradley Univ. Proj.) Series 2021 A, 4% 8/1/38	1,125,000	1,045,312
Bonds Series 2022 B1, 5%, tender 8/15/25 (b)	6,035,000	6,247,955
Series 2020 A:
3% 5/15/50	5,655,000	3,900,396
3% 5/15/50 (Build America Mutual Assurance Insured)	2,620,000	1,922,713
3.25% 8/15/49	1,025,000	797,492
Series 2022 A:
5.25% 10/1/52	4,525,000	4,287,095
5.5% 10/1/47	1,010,000	1,009,391
Illinois Fin. Auth. Academic Facilities (Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/27	225,000	243,251
5% 10/1/28	185,000	203,834
5% 10/1/44	935,000	971,900
5% 10/1/49	1,170,000	1,209,167
5% 10/1/51	935,000	963,748
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/31	200,000	208,694
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A, 5% 7/15/25	280,000	291,834
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	4,820,000	4,512,927
5% 5/15/43	45,000	45,981
(Presence Health Proj.) Series 2016 C, 5% 2/15/36	935,000	993,296
Series 2015 A, 5% 11/15/45	9,360,000	9,453,403
Series 2016 A:
3% 10/1/37	1,455,000	1,241,543
5% 2/15/24	795,000	805,045
5% 8/15/25	1,100,000	1,147,009
Series 2016 C, 5% 2/15/31	2,340,000	2,518,815
Series 2016:
4% 12/1/35	335,000	336,979
5% 12/1/40	2,010,000	2,048,961
5% 12/1/46	11,605,000	11,727,527
Series 2018 A, 5% 10/1/41	2,810,000	2,977,631
Series 2019, 4% 9/1/35	420,000	364,100
Illinois Gen. Oblig.:
Series 2006, 5.5% 1/1/28	4,680,000	5,130,150
Series 2014, 5% 2/1/26	515,000	520,600
Series 2016:
4% 2/1/30 (Assured Guaranty Muni. Corp. Insured)	2,590,000	2,669,911
5% 2/1/26	4,930,000	5,134,233
5% 2/1/27	575,000	609,106
Series 2017 C, 5% 11/1/29	2,440,000	2,611,626
Series 2017 D:
5% 11/1/25	1,110,000	1,151,045
5% 11/1/27	2,835,000	3,039,247
Series 2018 A:
5% 10/1/24	470,000	479,195
5% 10/1/28	935,000	1,015,612
5% 10/1/29	1,495,000	1,622,955
Series 2018 B, 5% 10/1/26	935,000	984,893
Series 2019 B, 5% 9/1/24	470,000	478,612
Series 2020 B:
4% 10/1/32	2,570,000	2,642,487
5% 10/1/28	4,060,000	4,410,038
Series 2020, 5.5% 5/1/39	5,925,000	6,485,988
Series 2021 A:
5% 3/1/28	4,000,000	4,309,752
5% 3/1/32	180,000	200,464
5% 3/1/33	935,000	1,038,188
5% 3/1/34	935,000	1,033,256
5% 3/1/46	1,870,000	1,962,482
Series 2021 B, 4% 12/1/34	1,655,000	1,680,829
Series 2022 A:
5% 3/1/29	2,060,000	2,249,850
5% 3/1/32	1,000,000	1,126,206
5% 3/1/34	3,640,000	4,064,402
5.25% 3/1/37	1,600,000	1,771,750
Series 2022 B, 5% 3/1/32	2,060,000	2,319,984
Series 2023 B:
5% 5/1/37 (e)	4,730,000	5,131,963
5.25% 5/1/40 (e)	1,160,000	1,262,950
5.25% 5/1/41 (e)	1,520,000	1,652,516
Series 2023 D:
5% 7/1/29 (e)	6,485,000	7,113,880
5% 7/1/36 (e)	2,945,000	3,227,391
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2019 A, 5% 1/1/44	460,000	493,743
Series A:
5% 1/1/38	945,000	1,055,447
5% 1/1/41	205,000	225,825
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2018, 5% 2/1/26	1,880,000	1,982,411
Kane County School District No. 131 Series 2020 A:
4% 12/1/30 (Assured Guaranty Muni. Corp. Insured)	430,000	459,045
4% 12/1/31 (Assured Guaranty Muni. Corp. Insured)	575,000	612,177
4% 12/1/33 (Assured Guaranty Muni. Corp. Insured)	240,000	252,835
4% 12/1/35 (Assured Guaranty Muni. Corp. Insured)	255,000	264,979
4% 12/1/36 (Assured Guaranty Muni. Corp. Insured)	235,000	242,372
4% 12/1/38 (Assured Guaranty Muni. Corp. Insured)	545,000	550,839
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 2010 B1:
0% 6/15/43 (Assured Guaranty Muni. Corp. Insured)	2,995,000	1,190,207
0% 6/15/46 (Assured Guaranty Muni. Corp. Insured)	7,485,000	2,530,085
0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	2,365,000	757,914
Series 2002 A, 0% 6/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	456,704
Series 2002, 0% 12/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,050,000	3,926,095
Series 2010 B1, 0% 6/15/26 (Assured Guaranty Muni. Corp. Insured)	1,055,000	946,557
Series 2017 A, 5% 6/15/57	6,200,000	6,236,186
Series 2020 A:
4% 6/15/50	8,380,000	7,265,887
5% 6/15/50	6,840,000	6,908,702
Series 2020 B, 5% 6/15/42	2,520,000	2,585,637
Series 2022 A:
0% 12/15/35	730,000	422,009
0% 12/15/36	970,000	527,385
0% 12/15/37	1,175,000	602,912
0% 6/15/40	985,000	438,033
0% 6/15/41	1,355,000	568,855
Northern Illinois Univ. Revs. Series 2020 B:
4% 4/1/36 (Build America Mutual Assurance Insured)	1,215,000	1,216,842
4% 4/1/38 (Build America Mutual Assurance Insured)	1,215,000	1,174,705
4% 4/1/40 (Build America Mutual Assurance Insured)	815,000	763,254
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/26	1,000,000	1,059,231
5% 6/1/27	1,125,000	1,195,176
Sales Tax Securitization Corp. Series 2023 A, 3% 1/1/27	1,420,000	1,416,755
Univ. of Illinois Rev. Series 2018 A, 5% 4/1/29	95,000	104,436
TOTAL ILLINOIS		315,613,411
Indiana - 0.6%
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (b)	545,000	535,137
Indiana Hsg. & Cmnty. Dev. Auth.:
(Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (c)	695,000	556,112
Series 2019 B, 3.5% 1/1/49	465,000	458,876
Series 2021 C1, 3% 1/1/52	530,000	512,186
Series A:
3.75% 1/1/49	2,330,000	2,313,352
5% 1/1/28	305,000	335,500
5% 7/1/28	305,000	339,116
5% 1/1/29	305,000	340,148
5% 7/1/29	255,000	286,309
Purdue Univ. Rev. Series 2023 A:
5% 7/1/36	900,000	1,070,773
5% 7/1/37	1,000,000	1,174,684
5% 7/1/38	1,110,000	1,290,168
5% 7/1/39	2,000,000	2,311,983
5% 7/1/40	2,250,000	2,580,019
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019, 5% 4/1/43	1,455,000	1,519,828
Series 2020, 5% 4/1/32	715,000	786,617
TOTAL INDIANA		16,410,808
Iowa - 0.5%
Iowa Fin. Auth. Rev.:
Series 2018 B, 5% 2/15/48	935,000	966,360
Series 2019 A1, 5% 5/15/55	3,635,000	2,604,789
Series A, 5% 5/15/48	2,505,000	1,853,633
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2017, 5% 12/1/46	5,545,000	5,813,207
Tobacco Settlement Auth. Tobacco Settlement Rev.:
Series 2021 A2, 4% 6/1/49	1,125,000	1,011,984
Series 2021 B1, 4% 6/1/49	1,370,000	1,354,421
TOTAL IOWA		13,604,394
Kentucky - 2.4%
Ashland Med. Ctr. Rev. Series 2019:
3% 2/1/40 (Assured Guaranty Muni. Corp. Insured)	1,350,000	1,100,766
4% 2/1/36	710,000	694,743
4% 2/1/37	540,000	514,670
5% 2/1/24	1,105,000	1,115,131
5% 2/1/25	885,000	902,057
Boyle County Edl. Facilities Rev. Series 2017, 5% 6/1/37	300,000	313,857
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.55%, tender 9/1/26 (b)	6,250,000	5,687,921
Kenton County Arpt. Board Arpt. Rev. Series 2019:
5% 1/1/38	685,000	740,513
5% 1/1/39	645,000	694,963
5% 1/1/49	2,340,000	2,459,277
Kentucky Econ. Dev. Fin. Auth. Series 2019 A2, 5% 8/1/49	3,180,000	3,242,164
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 112) Series 2016 B, 5% 11/1/27	1,025,000	1,100,358
(Proj. No. 119) Series 2018:
5% 5/1/28	935,000	1,029,099
5% 5/1/38	3,745,000	3,952,442
Series 2017:
5% 4/1/25	3,205,000	3,321,751
5% 4/1/26	3,245,000	3,438,151
Series A:
4% 11/1/34	1,170,000	1,204,283
4% 11/1/35	375,000	382,233
4% 11/1/36	935,000	945,590
4% 11/1/37	1,170,000	1,178,398
5% 8/1/27	375,000	391,377
5% 11/1/29	1,035,000	1,152,236
Series B:
5% 8/1/25	2,775,000	2,896,804
5% 8/1/26	1,785,000	1,900,781
5% 5/1/27	1,870,000	2,021,200
Kentucky, Inc. Pub. Energy:
Bonds:
Series A, 4%, tender 6/1/26 (b)	10,775,000	10,801,216
Series C1, 4%, tender 6/1/25 (b)	1,870,000	1,872,739
Series A:
4% 6/1/23	545,000	545,009
4% 12/1/24	470,000	471,020
4% 6/1/25	545,000	546,940
Louisville & Jefferson County:
Bonds:
Series 2020 C, 5%, tender 10/1/26 (b)	490,000	512,800
Series 2020 D, 5%, tender 10/1/29 (b)	590,000	641,317
Series 2016 A, 5% 10/1/31	90,000	94,690
Series 2020 A:
3% 10/1/43	4,225,000	3,322,995
4% 10/1/39	1,405,000	1,358,851
TOTAL KENTUCKY		62,548,342
Louisiana - 0.5%
Calcasieu Parish Memorial Hosp. (Lake Charles Memorial Hosp. Proj.) Series 2019:
4% 12/1/23	1,135,000	1,133,689
4% 12/1/24	1,145,000	1,140,791
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	1,890,000	1,920,087
Louisiana Pub. Facilities Auth. Rev.:
(Ochsner Clinic Foundation Proj.) Series 2017, 5% 5/15/27	830,000	884,440
Series 2018 E:
5% 7/1/32	1,375,000	1,505,171
5% 7/1/33	1,120,000	1,223,349
5% 7/1/34	1,295,000	1,408,622
St. John Baptist Parish Rev.:
(Marathon Oil Corp.) Series 2017, 2.2% 6/1/37 (b)	1,400,000	1,316,625
Bonds (Marathon Oil Corp.) Series 2017:
2.1%, tender 7/1/24 (b)	635,000	620,482
4.05%, tender 7/1/26 (b)	2,770,000	2,755,249
TOTAL LOUISIANA		13,908,505
Maine - 0.2%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100)	95,000	95,246
Series 2017 B, 5% 7/1/33	260,000	278,259
Series 2021 A, 4% 7/1/46	2,865,000	2,650,350
Maine Hsg. Auth. Mtg.:
Series 2022 E, 5% 11/15/52	1,125,000	1,175,852
Series C, 3.5% 11/15/46	1,430,000	1,419,032
Maine Tpk. Auth. Tpk. Rev. Series 2018, 5% 7/1/47	470,000	497,006
TOTAL MAINE		6,115,745
Maryland - 3.2%
Baltimore County Gen. Oblig. Series 2021, 5% 3/1/34	6,895,000	8,140,729
Hsg. Opportunities Commission of Montgomery County Series 2021 C, 0.8% 7/1/25	375,000	352,902
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	310,000	309,607
Series 2019 C:
5% 9/1/27	680,000	732,550
5% 9/1/28	110,000	120,497
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A, 5% 6/1/24	935,000	949,662
Maryland Gen. Oblig.:
Series 2019 A, 5% 8/1/25	5,400,000	5,669,496
Series 2022 A:
5% 6/1/35	15,000,000	17,856,288
5% 6/1/36	3,895,000	4,585,649
5% 6/1/37	10,000,000	11,667,993
Maryland Health & Higher Edl. Series 2021 A:
3% 7/1/51	3,325,000	2,366,791
4% 6/1/55	585,000	500,233
5% 6/1/31	330,000	362,947
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2020 B:
5% 4/15/24	660,000	670,390
5% 4/15/25	860,000	891,158
Maryland Stadium Auth. Series 2022 A:
5% 6/1/47	5,725,000	6,320,372
5% 6/1/52	1,350,000	1,480,236
Maryland Stadium Auth. Built to Learn Rev.:
Series 2021, 4% 6/1/46	675,000	663,292
Series 2022 A, 4% 6/1/35	2,340,000	2,452,802
Maryland Trans. Auth. Trans. Facility Projs. Rev.:
Series 2020, 5% 7/1/40	4,615,000	5,083,883
Series 2021 A, 2.5% 7/1/47	1,650,000	1,167,341
Washington Metropolitan Area Transit Auth. Series 2021 A, 5% 7/15/41	8,150,000	9,071,349
TOTAL MARYLAND		81,416,167
Massachusetts - 1.8%
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement Prog.) Series 2021 B, 5% 6/1/37	4,170,000	4,556,625
Massachusetts Dev. Fin. Agcy. Rev.:
Caregroup, Inc. Series 2015 H-1, 5% 7/1/25	1,285,000	1,330,837
Series 2016, 5% 10/1/41	1,000,000	984,585
Series 2017 A, 5% 1/1/36	2,260,000	2,336,058
Series 2017, 5% 7/1/47	885,000	887,143
Series 2018, 5% 1/1/43	1,250,000	1,263,914
Series 2019 A, 5% 7/1/26	1,640,000	1,683,677
Series 2019 K:
5% 7/1/25	770,000	797,467
5% 7/1/26	1,015,000	1,070,077
5% 7/1/27	1,220,000	1,310,717
Series 2019:
5% 7/1/25	615,000	629,174
5% 7/1/26	345,000	357,505
5% 7/1/28	515,000	547,523
5% 7/1/29	470,000	505,373
5% 9/1/59	3,490,000	3,643,510
Series 2020 A, 4% 7/1/45	3,425,000	3,028,695
Series 2021 V, 5% 7/1/55	4,980,000	5,825,766
Series J2, 5% 7/1/53	3,535,000	3,633,389
Series M:
4% 10/1/50	3,485,000	2,929,224
5% 10/1/45	2,625,000	2,662,557
Massachusetts Gen. Oblig.:
Series 2019 C, 5% 5/1/49	1,525,000	1,633,746
Series E, 5% 11/1/50	3,175,000	3,452,949
Massachusetts Hsg. Fin. Auth. Series 2021 223, 3% 6/1/47	2,095,000	2,031,168
TOTAL MASSACHUSETTS		47,101,679
Michigan - 1.8%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	140,000	141,044
Detroit Gen. Oblig. Series 2021 A, 5% 4/1/50	800,000	770,811
Flint Hosp. Bldg. Auth. Rev. Series 2020:
4% 7/1/41	990,000	846,300
5% 7/1/25	435,000	444,300
5% 7/1/26	400,000	414,016
5% 7/1/27	620,000	650,996
5% 7/1/28	865,000	920,882
Grand Rapids Pub. Schools Series 2019, 5% 11/1/26 (Assured Guaranty Muni. Corp. Insured)	860,000	917,899
Grand Traverse County Hosp. Fin. Auth. Series 2021, 3% 7/1/51	1,020,000	730,104
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2022 A:
5% 7/1/37	3,175,000	3,568,392
5% 7/1/38	1,325,000	1,470,461
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2022 A:
5% 7/1/37	750,000	844,184
5% 7/1/38	1,000,000	1,109,782
Lake Orion Cmnty. School District Series 2019, 5% 5/1/24	470,000	478,281
Lansing Cmnty. College Series 2019, 5% 5/1/44	4,745,000	5,100,733
Michigan Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2016, 5% 11/15/25	3,950,000	4,102,156
(Trinity Health Proj.) Series 2017, 5% 12/1/37	935,000	989,646
Bonds:
Series 2019 B, 5%, tender 11/16/26 (b)	1,235,000	1,296,827
Series 2019 MI2, 5%, tender 2/1/25 (b)	695,000	716,714
Series 2015:
5% 11/15/28	1,025,000	1,054,473
5% 11/15/28 (Pre-Refunded to 5/15/25 @ 100)	290,000	302,179
Series 2016, 5% 11/15/26	795,000	840,730
Series 2019 A:
3% 12/1/49	2,045,000	1,541,474
4% 12/1/49	745,000	692,512
5% 11/15/48	270,000	279,118
Series 2020 A, 4% 6/1/49	810,000	726,375
Series 2020, 5% 6/1/40	470,000	490,196
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2016 B, 3.5% 6/1/47	1,710,000	1,690,921
Oakland Univ. Rev.:
Series 2016, 5% 3/1/41	760,000	779,329
Series 2019 A, 5% 3/1/31	545,000	608,598
Series 2019:
5% 3/1/32	610,000	679,088
5% 3/1/33	585,000	647,380
5% 3/1/34	655,000	721,262
5% 3/1/35	655,000	717,357
5% 3/1/36	750,000	815,361
5% 3/1/37	840,000	904,476
5% 3/1/38	1,240,000	1,324,232
5% 3/1/39	840,000	893,569
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D, 5% 9/1/23 (Escrowed to Maturity)	490,000	492,393
Univ. of Michigan Rev. Series 2020 A, 5% 4/1/50	3,745,000	4,088,538
TOTAL MICHIGAN		45,803,089
Minnesota - 0.4%
City of White Bear Lake (YMCA of Greater Twin Cities Proj.) Series 2018:
5% 6/1/23	480,000	480,328
5% 6/1/27	470,000	494,769
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A, 5% 2/15/43	470,000	485,098
Hennepin County Reg'l. Railroad Auth. Series 2019, 5% 12/1/28	1,985,000	2,265,171
Minnesota Higher Ed. Facilities Auth. Rev.:
Series 2016 A, 5% 5/1/46	1,365,000	1,236,911
Series 2018 A, 5% 10/1/45	5,000	5,129
Saint Cloud Health Care Rev. Series 2019:
4% 5/1/49	505,000	474,295
5% 5/1/48	630,000	649,499
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(c)	1,340,000	1,317,203
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. Series 2015 A, 5% 7/1/29	2,095,000	2,174,231
TOTAL MINNESOTA		9,582,634
Mississippi - 0.1%
Mississippi Hosp. Equip. & Facilities Auth.:
Bonds Series II, 5%, tender 3/1/27 (b)	565,000	596,416
Series I:
5% 10/1/23	515,000	517,881
5% 10/1/24	500,000	510,205
5% 10/1/26	610,000	644,214
5% 10/1/28	935,000	1,019,920
TOTAL MISSISSIPPI		3,288,636
Missouri - 1.0%
Kansas City Wtr. Rev. Series 2020 A:
4% 12/1/32	630,000	680,496
4% 12/1/34	375,000	401,636
4% 12/1/36	655,000	684,638
4% 12/1/37	470,000	486,668
4% 12/1/40	470,000	478,925
5% 12/1/28	545,000	617,039
5% 12/1/29	330,000	381,837
5% 12/1/30	620,000	730,421
5% 12/1/35	560,000	648,827
Missouri Health & Edl. Facilities Rev.:
Series 2017 A, 5% 10/1/42	2,200,000	2,322,818
Series 2019 A:
4% 10/1/48	4,480,000	4,380,902
5% 10/1/46	430,000	461,869
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.:
Series 2019, 4% 5/1/50	125,000	124,850
Series 2021 A, 3% 5/1/52	2,350,000	2,278,256
Saint Louis Arpt. Rev.:
Series 2019 C:
5% 7/1/26	1,350,000	1,436,658
5% 7/1/27	2,275,000	2,475,721
Series A, 5.25% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	2,610,000	2,806,973
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A:
5.125% 9/1/48	55,000	47,868
5.25% 9/1/53	3,910,000	3,395,020
TOTAL MISSOURI		24,841,422
Montana - 0.1%
Montana Board Hsg. Single Family Series 2019 B, 4% 6/1/50	60,000	60,025
Montana Facility Fin. Auth. Series 2021 A, 3% 6/1/50	2,055,000	1,478,689
TOTAL MONTANA		1,538,714
Nebraska - 0.5%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (b)	12,540,000	12,591,689
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Projs.) Series 2021 A, 3% 7/1/51	940,000	685,524
TOTAL NEBRASKA		13,277,213
Nevada - 1.0%
Clark County Arpt. Rev.:
Series 2014 A2, 5% 7/1/30	395,000	402,980
Series 2019 A, 5% 7/1/26	1,175,000	1,256,676
Clark County School District:
Series 2015 C, 5% 6/15/26	2,810,000	2,961,431
Series 2016 B, 5% 6/15/26	1,570,000	1,671,595
Series 2017 A:
5% 6/15/24	235,000	239,833
5% 6/15/25	5,565,000	5,801,865
5% 6/15/26	200,000	212,942
Series A, 5% 6/15/27	1,220,000	1,331,370
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2022 A, 4% 6/1/40	1,245,000	1,262,149
Nevada Hsg. Division Single Family Mtg. Rev.:
Series 2019 A, 4% 4/1/49	1,515,000	1,513,615
Series 2019 B, 4% 10/1/49	160,000	159,662
Series 2021 B, 3% 10/1/51	6,590,000	6,363,049
Nevada Hwy. Impt. Rev. Series 2020 A, 2% 12/1/32	3,020,000	2,701,237
TOTAL NEVADA		25,878,404
New Hampshire - 0.6%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2021 B, 3% 8/15/51 (Assured Guaranty Muni. Corp. Insured)	1,755,000	1,296,506
Nat'l. Finnance Auth.:
Series 2020 1, 4.125% 1/20/34	1,618,235	1,584,677
Series 2022 1, 4.375% 9/20/36	2,276,101	2,241,595
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/34	295,000	314,871
Series 2017, 5% 7/1/44	2,185,000	2,115,822
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2016, 5% 10/1/23	160,000	160,776
New Hampshire Nat'l. Fin. Auth. Series 2022 2, 4% 10/20/36	7,685,422	7,309,920
TOTAL NEW HAMPSHIRE		15,024,167
New Jersey - 4.8%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/26	935,000	942,226
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (c)	310,000	222,470
Series 2013, 5% 3/1/27	45,000	45,058
Series 2024 SSS:
5% 6/15/33 (e)	750,000	819,363
5.25% 6/15/36 (e)	1,055,000	1,151,817
Series A, 5% 11/1/31	2,560,000	2,844,011
Series QQQ, 4% 6/15/46	740,000	709,017
New Jersey Econ. Dev. Auth. Lease Rev. (State House Proj.) Series 2017 B:
5% 6/15/26	935,000	984,912
5% 6/15/35	545,000	590,256
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (c)	220,000	159,133
(Provident Montclair Proj.) Series 2017, 5% 6/1/25 (Assured Guaranty Muni. Corp. Insured)	970,000	1,005,461
Series 2014 PP, 5% 6/15/26	935,000	954,930
Series 2014 RR, 5% 6/15/32 (Pre-Refunded to 6/15/24 @ 100)	195,000	199,156
Series 2014 UU, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	245,000	250,086
Series 2016 A, 5% 7/15/27	935,000	989,043
Series 2018 EEE:
5% 6/15/28	550,000	601,314
5% 6/15/34 (Pre-Refunded to 12/15/28 @ 100)	1,405,000	1,597,446
Series LLL:
4% 6/15/44	2,745,000	2,661,417
4% 6/15/49	2,515,000	2,384,070
Series MMM:
4% 6/15/35	1,085,000	1,113,861
4% 6/15/36	420,000	427,022
New Jersey Edl. Facility Series A:
5% 7/1/38	1,980,000	2,082,849
5% 7/1/39	2,080,000	2,180,550
New Jersey Gen. Oblig. Series 2020 A:
5% 6/1/28	935,000	1,042,490
5% 6/1/29	1,120,000	1,271,887
New Jersey Health Care Facilities Fing. Auth. Rev.:
Bonds:
Series 2019 B2, 5%, tender 7/1/25 (b)	1,560,000	1,620,618
Series 2019 B3, 5%, tender 7/1/26 (b)	1,585,000	1,673,943
Series 2016:
4% 7/1/48	3,355,000	2,779,832
5% 7/1/28	1,095,000	1,134,226
5% 7/1/41	85,000	85,073
Series 2021, 3% 7/1/39	1,910,000	1,608,237
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2019 A:
5% 12/1/23	185,000	186,812
5% 12/1/24	110,000	112,930
5% 12/1/25	200,000	209,628
New Jersey Tobacco Settlement Fing. Corp.:
Series 2018 A, 5% 6/1/28	935,000	1,016,861
Series 2018 B, 5% 6/1/46	3,035,000	3,018,420
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2015 E, 5% 1/1/34	630,000	651,512
Series 2022 B, 5% 1/1/46	11,000,000	12,193,066
Series D, 5% 1/1/28	1,000,000	1,065,332
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	1,820,000	1,935,310
Series 2006 C:
0% 12/15/25	5,025,000	4,602,741
0% 12/15/31 (FGIC Insured)	5,400,000	4,013,322
Series 2010 A:
0% 12/15/27	1,130,000	967,206
0% 12/15/30	1,000,000	766,842
Series 2018 A:
5% 12/15/32	630,000	689,617
5% 12/15/34	1,915,000	2,081,486
Series 2019 BB, 4% 6/15/50	1,360,000	1,283,656
Series 2021 A:
4% 6/15/34	550,000	572,680
4% 6/15/38	750,000	755,491
5% 6/15/32	1,095,000	1,239,957
5% 6/15/33	4,230,000	4,779,391
Series 2022 A, 4% 6/15/40	3,125,000	3,105,746
Series 2022 AA:
5% 6/15/30	1,845,000	2,073,153
5% 6/15/31	4,485,000	5,093,434
5% 6/15/33	1,250,000	1,429,630
Series 2022 BB:
4% 6/15/46	5,350,000	5,125,998
4% 6/15/50	3,600,000	3,397,914
Series A:
0% 12/15/31	1,615,000	1,190,157
4% 12/15/39	935,000	936,565
4.25% 12/15/38	2,355,000	2,399,323
Series AA:
4% 6/15/39	975,000	976,849
4% 6/15/45	5,915,000	5,697,537
4% 6/15/50	6,105,000	5,762,295
5% 6/15/36	1,075,000	1,180,312
5% 6/15/50	470,000	496,650
Series BB, 4% 6/15/44	1,215,000	1,178,004
Newark Port Auth. Hsg. Auth. Rev. Series 2007, 5.25% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	935,000	971,330
Ocean City Gen. Oblig. Series 2020 B, 2% 10/15/30	635,000	578,583
Rutgers State Univ. Rev. Series Q, 5% 5/1/23	200,000	200,000
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2022 A:
5% 11/1/38	1,000,000	1,075,643
5% 11/1/40	1,350,000	1,438,227
TOTAL NEW JERSEY		122,581,384
New Mexico - 0.4%
Albuquerque Wtr. Util. Auth. Series 2018, 5% 7/1/28	935,000	1,000,581
New Mexico Hosp. Equip. Ln. Council Rev. Bonds Series 2019 B, 5%, tender 8/1/25 (b)	1,365,000	1,416,766
New Mexico Mtg. Fin. Auth.:
Series 2019 C, 4% 1/1/50	645,000	644,217
Series 2019 D, 3.75% 1/1/50	235,000	233,325
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev.:
Bonds Series 2019 A, 5%, tender 5/1/25 (b)	4,680,000	4,794,245
Series 2019 A:
4% 5/1/23	550,000	550,000
4% 11/1/23	185,000	185,302
4% 5/1/24	630,000	631,645
Santa Fe Retirement Fac. Series 2019 A:
5% 5/15/34	65,000	61,513
5% 5/15/39	45,000	39,980
5% 5/15/44	45,000	38,371
5% 5/15/49	100,000	81,930
TOTAL NEW MEXICO		9,677,875
New York - 12.7%
Dorm. Auth. New York Univ. Rev. Series 2017 A, 5% 7/1/46 (Pre-Refunded to 7/1/27 @ 100)	1,185,000	1,300,813
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A, 5% 2/15/42	3,465,000	3,660,009
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds Series 2019 B, 1.65%, tender 9/1/24 (b)	2,435,000	2,365,488
Series 2018, 5% 9/1/36	235,000	259,101
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	280,000	278,621
Nassau County Gen. Oblig. Series 2023 B:
5% 4/1/38 (e)	2,000,000	2,311,689
5% 4/1/39 (e)	1,800,000	2,069,454
New York City Edl. Construction Fund Series 2021 B, 5% 4/1/46	2,055,000	2,200,797
New York City Gen. Oblig.:
Series 2015 F4, 5% 6/1/44 (b)	990,000	1,028,625
Series 2021 A1, 5% 8/1/31	3,990,000	4,653,496
Series 2021 F1, 5% 3/1/50	3,080,000	3,335,853
Series 2022 A1:
5% 9/1/39	9,105,000	10,377,913
5% 8/1/47	3,645,000	3,975,132
Series 2023 E1:
5% 4/1/38	2,000,000	2,310,453
5% 4/1/39	2,800,000	3,212,283
5% 4/1/40	9,000,000	10,243,716
5% 4/1/41	1,000,000	1,131,165
Series B:
5% 10/1/42	1,870,000	2,021,842
5% 10/1/43	2,540,000	2,742,015
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (b)	1,185,000	1,105,705
Series 2021 K2, 0.9%, tender 1/1/26 (b)	6,590,000	6,065,570
Series 2021, 0.6%, tender 7/1/25 (b)	1,570,000	1,450,355
Series 2022 F 2B, 3.4%, tender 12/22/26 (b)	8,400,000	8,385,203
Series 2021 C1, 2.5% 11/1/51	4,155,000	2,644,702
Series 2021 F1, 2.4% 11/1/46	1,445,000	966,250
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2022 CC1, 5% 6/15/52	15,440,000	16,817,637
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
(New York State Gen. Oblig. Proj.) Series 2015 S-1, 5% 7/15/35	6,550,000	6,730,589
Series 2018 S2, 5% 7/15/35	1,005,000	1,094,655
New York City Transitional Fin. Auth. Rev.:
Series 2018 A2, 5% 8/1/39	1,685,000	1,791,360
Series 2018 B, 5% 8/1/45	6,690,000	7,093,904
Series 2022 B1, 5.25% 11/1/37	5,880,000	6,930,307
Series 2023 E, 5% 11/1/25	7,135,000	7,515,047
New York City Trust Cultural Resources Rev. Series 2021, 5% 7/1/31	3,370,000	4,022,191
New York Dorm. Auth. Rev.:
Bonds:
Series 2019 B2, 5%, tender 5/1/24 (b)	825,000	830,740
Series 2019 B3, 5%, tender 5/1/26 (b)	595,000	617,212
Series 2022 A:
5% 7/1/36	750,000	837,671
5% 7/15/37	380,000	397,769
5% 7/1/40	935,000	997,962
5% 7/1/41	935,000	993,708
5% 7/15/42	1,075,000	1,097,853
5% 7/15/50	2,775,000	2,790,155
Series 2022:
5% 7/1/30	1,540,000	1,651,498
5% 7/1/31	1,615,000	1,740,742
5% 7/1/38	780,000	806,409
5% 7/1/39	1,225,000	1,260,271
5% 7/1/40	2,760,000	2,822,977
5% 7/1/41	2,900,000	2,953,633
5% 7/1/42	1,520,000	1,540,910
5% 7/1/57	6,385,000	6,250,989
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2012 A, 0% 11/15/32	5,160,000	3,628,324
New York Metropolitan Trans. Auth. Rev.:
Series 2015 A1, 5% 11/15/29	400,000	410,071
Series 2015 D1, 5% 11/15/28	2,310,000	2,387,854
Series 2017 C1, 5% 11/15/34	2,230,000	2,368,374
Series 2017 D:
5% 11/15/30	8,760,000	9,394,479
5% 11/15/35	1,870,000	1,973,474
Series 2020 D, 4% 11/15/46	12,660,000	11,874,480
New York State Dorm. Auth.:
Series 2017 A, 5% 2/15/31	935,000	1,012,041
Series 2019 D, 3% 2/15/49	3,920,000	3,018,287
Series 2021 A, 4% 3/15/38	4,000,000	4,077,485
Series 2021 E:
3% 3/15/50	2,340,000	1,792,937
4% 3/15/39	4,000,000	4,050,472
4% 3/15/45	5,435,000	5,358,372
4% 3/15/47	3,830,000	3,758,083
Series 2022 A, 5% 3/15/41	12,850,000	14,310,491
New York State Hsg. Fin. Agcy. Rev. Bonds Series 2021 J2:
1%, tender 11/1/26 (b)	960,000	874,536
1.1%, tender 5/1/27 (b)	3,545,000	3,198,584
New York State Mtg. Agcy. Homeowner Mtg. Series 2020 225, 2.45% 10/1/45	10,000,000	6,807,653
New York State Urban Dev. Corp.:
Series 2020 A:
4% 3/15/45	1,170,000	1,143,577
4% 3/15/49	7,380,000	7,131,580
5% 3/15/37	11,380,000	12,805,566
Series 2020 C:
4% 3/15/39	3,315,000	3,329,521
5% 3/15/43	4,680,000	5,116,544
5% 3/15/47	9,360,000	10,148,168
Series 2020 E:
3% 3/15/50	1,525,000	1,168,474
4% 3/15/44	8,705,000	8,548,630
4% 3/15/45	7,020,000	6,861,461
New York State Urban Eev Corp. Series 2019 A, 5% 3/15/37	3,540,000	3,918,181
New York Trans. Dev. Corp. (Term. 4 JFK Int'l. Arpt. Proj.) Series 2020 C, 5% 12/1/33	325,000	363,939
Niagara Area Dev. Corp. Rev. (Catholic Health Sys., Inc. Proj.) Series 2022, 4.5% 7/1/52	1,775,000	1,280,826
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A, 5% 12/1/26 (Assured Guaranty Muni. Corp. Insured)	1,520,000	1,538,836
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
4.625% 11/1/31 (c)	250,000	210,739
5.375% 11/1/54 (c)	935,000	673,752
Triborough Bridge & Tunnel Auth.:
Series 2021 B, 4% 5/15/56	1,645,000	1,589,217
Series 2022 A, 5% 5/15/57	8,425,000	9,064,842
Triborough Bridge & Tunnel Auth. Revs.:
Series 2018 A, 5% 11/15/44	3,745,000	3,997,102
Series 2021 A, 5% 11/15/51	3,135,000	3,363,495
Series 2022 A:
5% 11/15/40	2,280,000	2,553,282
5% 11/15/41	1,750,000	1,948,061
TOTAL NEW YORK		326,734,229
New York And New Jersey - 0.2%
Port Auth. of New York & New Jersey:
(H. Lee Moffitt Cancer Ctr. Proj.) Series 2016, 5% 11/15/41	4,680,000	4,896,611
Series 194, 5.25% 10/15/55	935,000	966,585
TOTAL NEW YORK AND NEW JERSEY		5,863,196
North Carolina - 0.9%
Charlotte Ctfs. of Prtn. (Convention Facility Projs.) Series 2019 A, 4% 6/1/39	820,000	836,385
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2018 C, 3.45%, tender 10/31/25 (b)	5,130,000	5,146,172
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27 (Escrowed to Maturity)	50,000	55,187
5% 10/1/42 (Pre-Refunded to 10/1/27 @ 100)	435,000	480,123
North Carolina Med. Care Commission Health Care Facilities Rev.:
Bonds Series 2019 C, 2.55%, tender 6/1/26 (b)	1,260,000	1,233,500
Series 2020 A, 3% 7/1/45	1,335,000	1,061,983
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2019, 5% 1/1/49	13,100,000	13,522,457
TOTAL NORTH CAROLINA		22,335,807
North Dakota - 0.3%
North Dakota Hsg. Fin. Agcy.:
Series 2021 A, 3% 1/1/52	795,000	770,877
Series 2021 B, 3% 7/1/52	2,115,000	2,043,029
Series 2022, 5% 1/1/53	2,755,000	2,879,431
Univ. of North Dakota Series 2021 A, 3% 6/1/61 (Assured Guaranty Muni. Corp. Insured)	2,865,000	1,964,184
TOTAL NORTH DAKOTA		7,657,521
Ohio - 2.8%
Akron Bath Copley Hosp. District Rev.:
Series 2016, 5.25% 11/15/46	3,495,000	3,551,545
Series 2020, 5% 11/15/31	360,000	394,696
American Muni. Pwr., Inc. Rev. (Greenup Hydroelectric Proj.):
Series 2016 A, 5% 2/15/41	935,000	958,527
Series 2016, 5% 2/15/46	1,625,000	1,657,298
Buckeye Tobacco Settlement Fing. Auth.:
Series 2020 A2:
3% 6/1/48	2,030,000	1,490,787
4% 6/1/48	660,000	583,455
Series 2020 B2, 5% 6/1/55	5,530,000	5,154,419
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Oblig. Group Proj.) Series 2017, 5% 12/1/47	935,000	952,413
Cleveland Arpt. Sys. Rev. Series 2016 A, 5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	685,000	705,016
Cleveland-Cuyahoga County Port Auth. Rev. (Euclid Avenue Dev. Corp. Proj.) Series 2022 A:
5% 8/1/39	1,250,000	1,328,818
5.25% 8/1/40	1,320,000	1,422,077
5.25% 8/1/41	1,390,000	1,496,615
5.25% 8/1/42	1,465,000	1,572,287
Columbus Gen. Oblig. Series 2016 2, 5% 7/1/25	1,780,000	1,863,253
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4.25% 6/15/24	360,000	357,421
Franklin County Hosp. Facilities Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (b)	175,000	175,101
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.) Series 2016, 5% 1/1/51	935,000	798,302
Hamilton County Hosp. Facilities Rev. (Trihealth, Inc. Obligated Group Proj.) Series 2017 A, 5% 8/15/33	770,000	818,993
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (b)	4,130,000	4,210,345
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/23	405,000	406,304
5% 8/1/45	3,320,000	3,425,087
Middleburg Heights Hosp. Rev. Series 2021 A, 4% 8/1/41	1,590,000	1,496,611
Ohio Higher Edl. Facility Commission Rev.:
(Kenyon College 2020 Proj.) Series 2020:
4% 7/1/40	685,000	674,930
5% 7/1/35	2,455,000	2,728,939
5% 7/1/42	4,235,000	4,520,315
(Kenyon College, Oh. Proj.) Series 2017, 5% 7/1/42	1,590,000	1,651,478
Ohio Hosp. Rev.:
Bonds Series 2019 C, 2.75%, tender 5/1/28 (b)(e)	1,255,000	1,235,592
Series 2020 A, 4% 1/15/50	265,000	240,891
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	80,000	80,845
Ohio Major New State Infrastructure Rev. Series 2021 1A:
5% 12/15/31	1,310,000	1,565,529
5% 12/15/32	1,625,000	1,964,410
Ohio Solid Waste Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010, 3.65%, tender 6/1/23 (b)	2,300,000	2,299,705
Ohio Spl. Oblig.:
(Trans. Bldg. Fund Projs.) Series 2023 A, 5% 4/1/36 (e)	1,000,000	1,165,046
Series 2020 A, 5% 2/1/26	1,070,000	1,134,104
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Projs.) Series 2022 A, 5% 2/15/39	590,000	675,909
Ross County Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2019:
5% 12/1/23	470,000	473,791
5% 12/1/24	490,000	501,531
5% 12/1/25	430,000	448,525
5% 12/1/26	560,000	595,613
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/26	1,815,000	1,888,355
5% 2/15/27	1,510,000	1,574,384
Series 2019, 5% 2/15/29	505,000	531,625
Univ. of Akron Gen. Receipts Series 2019 A, 5% 1/1/26	1,685,000	1,760,352
Univ. of Cincinnati Gen. Receipts Series 2016 C, 5% 6/1/41	4,680,000	4,857,838
Washington County Hosp. Rev. Series 2022:
6% 12/1/28	830,000	850,832
6% 12/1/29	880,000	907,668
6% 12/1/30	930,000	961,682
6% 12/1/31	995,000	1,030,508
TOTAL OHIO		71,139,767
Oklahoma - 0.0%
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019:
5% 8/1/26	335,000	342,612
5% 8/1/44	620,000	613,632
TOTAL OKLAHOMA		956,244
Oregon - 0.7%
Medford Hosp. Facilities Auth. Rev. (Asante Projs.) Series 2020 A:
5% 8/15/36	1,215,000	1,326,932
5% 8/15/38	3,465,000	3,733,371
Oregon Gen. Oblig.:
(Article XI-M, XI-N and XI-P State Grant Programs) Series 2023 D, 5% 6/1/42	1,040,000	1,187,500
Series 2022 A, 5% 12/1/52	1,935,000	2,018,839
Oregon State Hsg. & Cmnty. Svcs. Dept. Series 2019 A, 4% 7/1/50	7,470,000	7,456,057
Salem Hosp. Facility Auth. Rev. (Salem Health Projs.) Series 2019 A, 3% 5/15/49	3,125,000	2,270,346
TOTAL OREGON		17,993,045
Pennsylvania - 3.8%
Allegheny County Arpt. Auth. Rev. Series 2021 B, 5% 1/1/51	7,525,000	8,030,854
Allegheny County Indl. Dev. Auth. Rev. Series 2021:
3.5% 12/1/31	545,000	451,400
4% 12/1/41	995,000	731,460
4.25% 12/1/50	1,110,000	769,974
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/36	565,000	542,963
5% 7/1/38	1,130,000	1,069,712
Commonwealth Fing. Auth. Rev.:
Series 2019 B, 5% 6/1/26	635,000	672,035
Series 2020 A:
5% 6/1/29	1,640,000	1,838,863
5% 6/1/32	2,810,000	3,179,635
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A, 5% 6/1/34	1,065,000	1,113,175
Delaware County Auth. Rev.:
(Cabrini College) Series 2017, 5% 7/1/47	1,640,000	1,581,041
Series 2017, 5% 7/1/30	1,345,000	1,381,820
Doylestown Hosp. Auth. Hosp. Rev. Series 2019, 5% 7/1/49	955,000	750,912
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A:
5% 7/1/23	840,000	841,771
5% 7/1/24	1,590,000	1,617,430
5% 7/1/26	1,780,000	1,876,038
5% 7/1/27	1,870,000	2,008,293
5% 7/1/28	1,945,000	2,128,154
Monroeville Fin. Auth. UPMC Rev. Series 2023 C, 5% 5/15/35	380,000	432,634
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2016 A, 5% 10/1/40	2,515,000	2,391,362
Series 2019:
4% 9/1/36	700,000	697,226
4% 9/1/37	700,000	692,025
4% 9/1/38	1,590,000	1,562,482
4% 9/1/39	1,030,000	1,008,124
4% 9/1/44	235,000	220,550
5% 9/1/23	470,000	472,062
5% 9/1/24	630,000	642,724
Series 2020:
5% 4/1/24	340,000	342,275
5% 4/1/25	260,000	264,471
5% 4/1/26	310,000	318,645
5% 4/1/27	590,000	614,286
Montgomery County Indl. Dev. Auth. Series 2015 A, 5.25% 1/15/36 (Pre-Refunded to 1/15/25 @ 100)	990,000	1,025,654
Pennsylvania Econ. Dev. Fing. Auth.:
Series 2020 A:
5% 4/15/24	515,000	523,107
5% 4/15/25	700,000	725,362
5% 4/15/26	2,340,000	2,469,941
Series 2023 A2, 5% 5/15/35	500,000	569,255
Series 2023 B, 5% 5/15/35	500,000	569,255
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2010 B, 3.45%, tender 7/3/23 (b)	5,285,000	5,279,509
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2012, 5% 11/1/42	1,280,000	1,280,415
Series 2016, 5% 5/1/34	1,495,000	1,567,436
Pennsylvania Hsg. Fin. Agcy. Series 2021 137, 3% 10/1/51	2,985,000	2,869,376
Pennsylvania State Univ. Series 2020 A, 4% 9/1/50	1,385,000	1,345,763
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2016, 5% 6/1/36	1,870,000	1,946,359
Series 2021 A:
4% 12/1/43	2,810,000	2,740,680
4% 12/1/46	4,680,000	4,488,534
4% 12/1/50	935,000	880,625
Philadelphia Auth. for Indl. Dev.:
Series 2015 1, 5% 4/1/33	495,000	508,104
Series 2017, 5% 11/1/47	975,000	987,880
Philadelphia Gen. Oblig.:
Series 2019 A, 5% 8/1/26	1,090,000	1,162,445
Series 2019 B:
5% 2/1/34	2,105,000	2,344,963
5% 2/1/35	2,575,000	2,848,230
5% 2/1/36	2,260,000	2,480,647
Philadelphia School District:
Series 2018 A, 5% 9/1/26	1,310,000	1,388,953
Series 2019 A:
4% 9/1/35	1,170,000	1,187,577
5% 9/1/23	620,000	623,027
5% 9/1/26	1,870,000	1,982,705
5% 9/1/30	1,250,000	1,387,479
5% 9/1/32	935,000	1,035,033
5% 9/1/34	580,000	638,393
5% 9/1/44	1,355,000	1,441,817
Series 2019 B:
5% 9/1/25	1,275,000	1,328,364
5% 9/1/26	1,035,000	1,097,379
Philadelphia Wtr. & Wastewtr. Rev. Series 2022 C:
5% 6/1/33	650,000	763,361
5% 6/1/34	800,000	933,335
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 A, 5% 9/1/44 (Assured Guaranty Muni. Corp. Insured)	420,000	448,613
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
4% 6/1/44	220,000	210,935
4% 6/1/49	520,000	487,546
5% 6/1/44	380,000	396,173
5% 6/1/49	605,000	626,947
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2016 A, 5% 6/1/32 (Assured Guaranty Muni. Corp. Insured)	830,000	879,893
Union County Hosp. Auth. Rev. Series 2018 B, 5% 8/1/48	1,340,000	1,348,428
TOTAL PENNSYLVANIA		97,063,894
Puerto Rico - 0.9%
Puerto Rico Commonwealth Aqueduct & Swr. Auth.:
Series 2021 B:
4% 7/1/42 (c)	1,750,000	1,481,926
5% 7/1/33 (c)	835,000	836,052
5% 7/1/37 (c)	3,500,000	3,454,344
Series 2022 A, 4% 7/1/42 (c)	1,750,000	1,481,926
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	8,638,773	5,040,782
4% 7/1/33	5,651,810	5,171,555
4% 7/1/35	2,035,000	1,820,174
5.625% 7/1/27	589,592	614,483
5.625% 7/1/29	4,000,136	4,228,741
TOTAL PUERTO RICO		24,129,983
Rhode Island - 0.5%
Pub. Bldgs Authr (Cap. Impt. Prog. Projs.) Series 2020 A, 5% 9/15/39 (Assured Guaranty Muni. Corp. Insured)	1,490,000	1,590,212
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016 B, 5% 9/1/31	855,000	844,661
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Series 2023:
5% 11/1/36	225,000	257,004
5% 11/1/39	255,000	285,970
5% 11/1/41	750,000	831,568
5% 11/1/42	1,000,000	1,102,925
5% 11/1/43	1,300,000	1,430,492
5% 11/1/47	5,500,000	5,985,356
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	150,000	149,795
TOTAL RHODE ISLAND		12,477,983
South Carolina - 0.5%
Charleston County Arpt. District Series 2019, 5% 7/1/48	1,755,000	1,843,382
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (b)	505,000	505,872
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	230,000	229,951
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C, 5% 7/1/33	1,220,000	1,318,183
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2022 A, 4% 4/1/52	2,900,000	2,713,200
South Carolina Pub. Svc. Auth. Rev.:
Series 2014 C, 5% 12/1/26	95,000	97,600
Series 2016 A, 5% 12/1/33	205,000	213,130
Series A, 5% 12/1/23 (Escrowed to Maturity)	740,000	747,460
Series B, 5% 12/1/24	2,360,000	2,419,198
Spartanburg County Reg'l. Health Series 2017 A, 5% 4/15/48	2,310,000	2,371,334
TOTAL SOUTH CAROLINA		12,459,310
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
Bonds Series 2019 A, 5%, tender 7/1/24 (b)	1,495,000	1,512,239
Series 2020 A, 3% 9/1/45	1,730,000	1,371,616
TOTAL SOUTH DAKOTA		2,883,855
Tennessee - 0.8%
Chattanooga Health Ed. & Hsg. Facility Board Rev.:
Series 2019 A1:
4% 8/1/44	7,770,000	7,303,502
5% 8/1/25	575,000	593,649
Series 2019 A2, 5% 8/1/44	2,105,000	2,173,313
Jackson Hosp. Rev. Series 2018 A:
5% 4/1/27	560,000	596,877
5% 4/1/27 (Escrowed to Maturity)	30,000	32,551
5% 4/1/28	375,000	405,231
5% 4/1/28 (Escrowed to Maturity)	20,000	22,178
5% 4/1/41	445,000	459,499
5% 4/1/41 (Pre-Refunded to 10/1/28 @ 100)	25,000	28,023
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. (Lipscomb Univ. Proj.) Series 2019 A:
4% 10/1/49	2,150,000	1,689,710
5.25% 10/1/58	1,145,000	1,097,005
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (b)	1,895,000	1,924,791
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (b)	95,000	95,000
Tennessee Hsg. Dev. Agcy. Residential:
Series 2021 1, 3% 7/1/51	2,635,000	2,557,770
Series 2021 3A, 3% 1/1/52	850,000	822,510
TOTAL TENNESSEE		19,801,609
Texas - 6.3%
Austin Wtr. & Wastewtr. Sys. Rev. Series 2016, 5% 11/15/33	1,870,000	1,997,523
Central Reg'l. Mobility Auth.:
Series 2018, 5% 1/1/25	935,000	960,024
Series 2020 B:
4% 1/1/34	260,000	268,110
4% 1/1/35	210,000	215,092
4% 1/1/36	230,000	233,264
4% 1/1/37	330,000	331,520
4% 1/1/38	435,000	433,387
4% 1/1/39	560,000	551,616
4% 1/1/40	215,000	209,623
5% 1/1/27	185,000	196,564
5% 1/1/28	215,000	232,286
5% 1/1/29	795,000	872,627
5% 1/1/30	375,000	417,005
5% 1/1/31	185,000	205,482
5% 1/1/32	185,000	205,262
5% 1/1/33	280,000	309,673
Series 2021 B:
5% 1/1/30	935,000	1,039,732
5% 1/1/32	1,195,000	1,343,274
5% 1/1/39	1,215,000	1,306,878
5% 1/1/46	3,275,000	3,467,664
Series 2021 C, 5% 1/1/27	3,525,000	3,706,100
Collin County Series 2019, 5% 2/15/26	2,165,000	2,292,686
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2020 B:
4% 11/1/34	1,320,000	1,384,724
4% 11/1/35	1,175,000	1,218,038
Series 2021 B, 5% 11/1/43	975,000	1,057,346
Dallas Independent School District Series 2019:
5% 2/15/24	655,000	664,298
5% 2/15/25	935,000	968,369
Dallas Wtrwks. & Swr. Sys. Rev. Series 2017, 5% 10/1/46	470,000	495,696
Denton County Gen. Oblig. Series 2020, 4% 5/15/27	1,810,000	1,902,054
Denton Independent School District Bonds Series 2014 B:
2%, tender 8/1/24 (b)	455,000	445,724
2%, tender 8/1/24 (b)	90,000	88,682
2%, tender 8/1/24 (b)	85,000	83,755
Fort Worth Gen. Oblig. Series 2016:
5% 3/1/25	935,000	970,737
5% 3/1/27	935,000	988,564
Harris County Toll Road Rev. Series 2018 A, 5% 8/15/43	470,000	496,768
Hays Consolidated Independent School District Series 2022:
4% 2/15/38	1,000,000	1,022,756
4% 2/15/39	2,000,000	2,032,294
4% 2/15/40	2,000,000	2,019,630
4% 2/15/41	2,000,000	2,011,610
5% 2/15/33	1,300,000	1,522,398
Houston Arpt. Sys. Rev. Series 2018 D, 5% 7/1/39	2,035,000	2,179,918
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2019, 5% 9/1/33	715,000	784,066
Houston Gen. Oblig. Series 2017 A, 5% 3/1/31	1,170,000	1,271,482
Houston Independent School District Bonds Series 2023 C, 4%, tender 6/1/25 (b)	6,860,000	6,989,010
Houston Util. Sys. Rev.:
Series 2017 B, 5% 11/15/35	935,000	1,012,598
Series 2020 C, 5% 11/15/28	2,245,000	2,514,558
Series 2021 A:
5% 11/15/26	355,000	381,438
5% 11/15/28	1,480,000	1,657,704
Irving Hosp. Auth. Hosp. Rev. Series 2017 A, 5% 10/15/35	385,000	397,981
Katy Independent School District Series 2023:
5% 2/15/38 (e)	500,000	568,424
5% 2/15/39 (e)	1,500,000	1,693,423
5% 2/15/40 (e)	330,000	369,900
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2018:
5% 5/15/43	1,405,000	1,486,238
5% 5/15/48	1,590,000	1,667,985
Series 2020, 5% 5/15/28	2,105,000	2,341,603
Series 2023:
5% 5/15/26	5,505,000	5,873,589
5% 5/15/36	3,000,000	3,427,983
5% 5/15/37	1,400,000	1,584,137
5% 5/15/38	1,500,000	1,689,913
5% 5/15/39	1,915,000	2,146,829
5% 5/15/40	2,500,000	2,786,285
Midlothian Independent School District Bonds Series 2013 C, 2%, tender 8/1/24 (b)	530,000	518,249
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/28	1,450,000	1,525,214
North East Texas Independent School District Bonds Series 2019, 2.2%, tender 8/1/24 (b)	325,000	319,469
North Texas Tollway Auth. Rev.:
Series 2016 A, 5% 1/1/30	700,000	733,831
Series 2017 A, 5% 1/1/39	3,745,000	3,976,279
Series 2018:
4% 1/1/38	1,715,000	1,724,022
5% 1/1/35	470,000	508,544
Series 2019 A, 5% 1/1/38	4,680,000	5,049,269
Series 2019 B, 5% 1/1/25	605,000	624,169
Series 2021 B, 4% 1/1/33	1,870,000	1,980,719
Northside Independent School District Bonds:
Series 2020, 0.7%, tender 6/1/25 (b)	1,510,000	1,423,571
Series 2023 B, 3%, tender 8/1/29 (b)(e)	10,345,000	10,300,427
Pasadena Independent School District Bonds Series 2015 B, 1.5%, tender 8/15/24 (b)	2,175,000	2,111,594
Plano Gen. Oblig. Series 2023, 5% 9/1/40 (e)	1,000,000	1,126,328
San Antonio Elec. & Gas Sys. Rev. Bonds Series 2020, 1.75%, tender 12/1/25 (b)	10,060,000	9,592,008
Tarrant County Series 2022, 5% 7/15/35	1,640,000	1,881,051
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
Series 2020, 5% 12/1/24	515,000	530,084
Series 2022:
4% 10/1/42	1,185,000	1,173,641
4% 10/1/47	1,265,000	1,212,723
4% 10/1/52	2,810,000	2,648,933
5% 10/1/36	515,000	575,845
5% 10/1/40	1,870,000	2,036,802
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs., Inc.) Series 2016 B, 5% 11/15/40	890,000	891,125
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A, 5% 2/15/47	7,485,000	7,674,836
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	706,504	640,340
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2019 A, 4% 3/1/50	620,000	620,461
Texas Private Activity Bond Surface Trans. Corp. (LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A:
4% 6/30/36	770,000	755,475
4% 6/30/38	1,965,000	1,890,548
4% 12/31/39	1,640,000	1,562,951
Texas Pub. Fin. Auth. Lease Rev. Series 2019, 5% 2/1/25	1,075,000	1,114,162
Texas State Univ. Sys. Fing. Rev. Series 2019 A, 5% 3/15/25	1,405,000	1,459,094
Texas Trans. Commission Series 2019 A, 0% 8/1/41	1,405,000	535,390
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (b)	8,695,000	7,893,272
Texas Wtr. Dev. Board Rev.:
Series 2018 A, 5% 10/15/43	935,000	995,203
Series 2018 B, 5% 4/15/49	935,000	992,388
TOTAL TEXAS		161,591,916
Utah - 0.5%
Salt Lake City Arpt. Rev. Series 2021 B:
5% 7/1/46	2,305,000	2,486,229
5% 7/1/51	9,285,000	9,943,744
Utah Gen. Oblig. Series 2020, 5% 7/1/26	935,000	1,004,408
TOTAL UTAH		13,434,381
Vermont - 0.1%
Vermont Hsg. Fin. Agcy.:
Series 2021 B, 3% 11/1/51	1,021,000	984,742
Series 2022 A, 5.25% 11/1/52	1,000,000	1,058,694
Series A, 3.75% 11/1/50	1,401,000	1,390,899
TOTAL VERMONT		3,434,335
Virginia - 0.3%
Lynchburg Econ. Dev. Series 2021, 3% 1/1/51	1,550,000	1,127,200
Roanoke Econ. Dev. Auth. Edl. Facilities Series 2018 A, 5% 9/1/27	470,000	494,235
Salem Econ. Dev. Auth. Series 2020:
4% 4/1/38	260,000	242,933
4% 4/1/39	235,000	216,942
4% 4/1/40	260,000	236,931
4% 4/1/45	700,000	610,967
5% 4/1/24	280,000	282,625
5% 4/1/26	330,000	340,671
5% 4/1/27	330,000	345,048
5% 4/1/28	410,000	433,683
5% 4/1/29	540,000	577,242
5% 4/1/49	935,000	941,222
Virginia Port Auth. Commonwealth Port Rev. Series 2023 A, 5% 7/1/40 (e)	1,165,000	1,329,052
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (b)	280,000	279,391
TOTAL VIRGINIA		7,458,142
Washington - 2.7%
King County Gen. Oblig. Series 2021 A, 2% 1/1/36	1,700,000	1,381,966
King County Hsg. Auth. Rev. Series 2021, 4% 12/1/29	675,000	704,171
King County Swr. Rev. Bonds Series 2020 B, 0.875%, tender 1/1/26 (b)	2,150,000	1,982,681
Port of Seattle Rev. Series 2015 B, 5% 3/1/25	235,000	240,827
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2017, 5% 12/1/38	1,100,000	1,143,143
Washington Convention Ctr. Pub. Facilities Series 2021, 4% 7/1/31	9,195,000	8,878,747
Washington Gen. Oblig.:
Series 2016 C, 5% 2/1/39	2,395,000	2,490,720
Series 2017 D, 5% 2/1/35	470,000	503,970
Series 2018 C, 5% 2/1/41	935,000	1,005,636
Series 2021 A, 5% 8/1/43	840,000	925,096
Series 2021 E, 5% 6/1/37	4,780,000	5,462,334
Series 2022 A, 5% 8/1/35	8,445,000	9,869,498
Series 2023 A, 5% 8/1/41	6,875,000	7,783,247
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/27	810,000	842,875
5% 7/1/31	40,000	41,055
5% 7/1/42	525,000	530,800
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	230,000	235,882
5% 8/15/26	210,000	218,520
Series 2017 A, 4% 7/1/42	5,410,000	4,914,555
Series 2017:
4% 8/15/42	6,550,000	5,840,821
5% 8/15/36	470,000	479,901
Series 2020:
5% 9/1/38	1,870,000	2,006,943
5% 9/1/45	2,105,000	2,207,756
5% 9/1/50	2,340,000	2,436,771
Washington Higher Ed. Facilities Auth. Rev.:
(Gonzaga Univ. Proj.) Series 2019 A, 3% 4/1/49	2,625,000	1,894,325
(Whitworth Univ. Proj.):
Series 2016 A:
5% 10/1/25	400,000	411,426
5% 10/1/26	1,880,000	1,961,325
5% 10/1/34	1,415,000	1,465,270
Series 2019, 4% 10/1/49	1,515,000	1,295,210
TOTAL WASHINGTON		69,155,471
Wisconsin - 1.8%
Pub. Fin. Auth. Edl. Facilities:
Series 2018 A:
5.25% 10/1/43	495,000	494,983
5.25% 10/1/48	495,000	485,645
Series 2022 A:
5.25% 3/1/42	935,000	950,008
5.25% 3/1/47	6,175,000	6,229,199
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	1,350,000	1,384,728
Pub. Fin. Auth. Sr. Living Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5.25% 5/15/42 (c)	840,000	769,945
5.25% 5/15/47 (c)	1,225,000	1,086,100
Roseman Univ. of Health:
Series 2020, 5% 4/1/50 (c)	395,000	365,325
Series 2021 A:
3% 7/1/50	1,385,000	1,006,824
4.5% 6/1/56 (c)	5,360,000	4,007,113
Series 2021 B, 6.5% 6/1/56 (c)	1,815,000	1,476,939
Wisconsin Gen. Oblig.:
Series 2014 4, 5% 5/1/25	1,160,000	1,193,350
Series 2021 A:
5% 5/1/33	475,000	531,980
5% 5/1/36	5,320,000	5,863,161
Series 2022 A, 5% 5/1/34	3,745,000	4,399,328
Wisconsin Health & Edl. Facilities:
Series 2018, 5% 4/1/34	1,870,000	2,060,060
Series 2019 A:
5% 11/1/25	225,000	219,346
5% 11/1/29	160,000	149,940
5% 12/1/30	280,000	308,036
5% 12/1/31	280,000	307,899
5% 12/1/32	330,000	362,563
5% 12/1/33	330,000	361,774
5% 12/1/34	330,000	359,928
5% 12/1/35	420,000	454,575
5% 7/1/44	470,000	483,827
5% 11/1/46	1,350,000	1,072,217
5% 7/1/49	1,870,000	1,917,425
Series 2019 B, 5% 7/1/38	330,000	343,048
Series 2019 B1, 2.825% 11/1/28	340,000	298,388
Series 2019 B2, 2.55% 11/1/27	100,000	93,224
Series 2019:
5% 10/1/24	255,000	261,234
5% 10/1/26	515,000	550,244
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2021:
3% 10/15/37	1,545,000	1,346,162
5% 8/15/35	1,550,000	1,690,280
Wisconsin Hsg. & Econ. Dev. Auth.:
Series 2021 A, 3% 3/1/52	760,000	735,849
Series 2021 C, 3% 9/1/52	1,150,000	1,112,721
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2021 C:
0.61%, tender 5/1/24 (b)	215,000	206,569
0.81%, tender 5/1/25 (b)	715,000	677,660
TOTAL WISCONSIN		45,617,597
Wyoming - 0.1%
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Series 2019 3, 3.75% 12/1/49	1,860,000	1,846,101
TOTAL MUNICIPAL BONDS (Cost $2,469,629,313)		2,374,889,497

Money Market Funds - 8.6%
	Shares	Value ($)
Fidelity Tax-Free Cash Central Fund 3.77% (f)(g) (Cost $220,616,681)	220,542,433	220,630,644

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $2,690,245,994)	2,595,520,141
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(18,324,428)
NET ASSETS - 100.0%	2,577,195,713

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,294,637 or 0.9% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Tax-Free Cash Central Fund 3.77%	198,073,458	188,991,996	166,445,000	1,503,445	(1,728)	11,918	220,630,644	25.3%
Total	198,073,458	188,991,996	166,445,000	1,503,445	(1,728)	11,918	220,630,644

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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